Income Taxes Summary - ASU 2016-09 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Income Taxes
(Benefit) provision for income taxes	$ (87,148)	$ 28,762	$ 46,958
Unrecognized tax benefits	76,848	$ 59,242	$ 48,561
Accounting Standards Update 2016-09 | Adjustments for New Accounting Principle, Early Adoption
Income Taxes
(Benefit) provision for income taxes	(3,900)
Unrecognized tax benefits	$ 11,100